As filed with the Securities and Exchange Commission on May 31, 2017

File Nos. 033-11444 811-04986

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	71 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	73 [X]

FRANKLIN INVESTORS SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code:(650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 9, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 69/71 to the Registrant's registration statement on Form N-1A (PEA 69/71) filed on February 27, 2017 (Accession No. 0001379491-17-0001036) as it relates only to the prospectuses (Part A) and statements of additional information (SAI) (Part B) of the Franklin Balanced Fund, Franklin Convertible Securities Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund and Franklin Real Return Fund, each a series of Registrant (Funds).  The prospectuses and SAIs of the Funds, as filed in PEA 69/71, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

FIST1 P1 06/17

SUPPLEMENT DATED JUNE 9, 2017

TO THE PROSPECTUS DATED MARCH 1, 2017

OF

EACH OF THE LISTED FUNDS

Franklin InvesTOrs Securities Trust

Franklin Balanced Fund

Franklin Convertible Securities Fund

The prospectus is amended as follows:

I.          The Franklin Balanced Fund and Franklin Convertible Securities Fund (each, a “Fund” and together, the “Funds”) will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Franklin Balanced Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6, and Advisor Class shares and the Franklin Convertible Securities Fund will offer five classes of shares, Class A, Class T, Class C, Class R6, and Advisor Class shares.

II.          The Fund’s classes on the cover of the prospectus are replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin Balanced Fund	FBLAX	Pending	FBMCX	Pending	FBFRX	FBFZX
Franklin Convertible Securities Fund	FISCX	Pending	FROTX	—	FCSKX	FCSZX

III.         The following replaces the “Fund Summaries – Franklin Balanced Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 104 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 78 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b‑1) fees	0.25%	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.14%	0.14%	0.14%	0.14%	0.10%	0.14%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[2]	1.03%	1.03%	1.78%	1.28%	0.74%	0.78%
Fee waiver and/or expense reimbursement[3]	‑0.01%	‑0.01%	‑0.01%	‑0.01%	‑0.07%	‑0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	1.02%	1.02%	1.77%	1.27%	0.67%	0.77%

1

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed in advance to reduce (waive) its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period.  The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.01% for the next 12-month period.  Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$673	$883	$1,110	$1,762
Class T	$351	$569	$804	$1,478
Class C	$280	$559	$964	$2,095
Class R	$129	$405	$701	$1,545
Class R6	$68	$230	$405	$912
Advisor Class	$79	$248	$432	$966
If you do not sell your shares:
Class C	$180	$559	$964	$2,095

IV.        The following is added to the bottom of the “Fund Summary – Franklin Balanced Fund – Performance – Class A Total Returns” bar chart on page 7 of the prospectus:

As of March 31, 2017, the Fund’s year-to-date return was 2.63%.

V.         The following is added to the “Fund Summaries – Franklin Balanced Fund – Performance – Average Annual Total Returns” table on page 8 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Balanced Fund - Class T	9.21%	7.74%	5.20%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

VI.        In the “Fund Summaries – Franklin Balanced Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 9 of the prospectus is replaced with the following:

You  may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VII.       The following replaces the “Fund Summaries – Franklin Convertible Securities Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 10:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 104 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 78 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

2

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b‑1) fees	0.25%	0.25%	1.00%	None	None
Other expenses[1]	0.14%	0.14%	0.14%	0.03%	0.14%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[2]	0.87%	0.87%	1.62%	0.51%	0.62%
Fee waiver and/or expense reimbursement[3]	‑0.01%	‑0.01%	‑0.01%	‑0.01%	‑0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.86%	0.86%	1.61%	0.50%	0.61%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed in advance to reduce (waive) its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$658	$836	$1,029	$1,585
Class T	$336	$520	$719	$1,295
Class C	$264	$510	$880	$1,922
Class R6	$51	$163	$284	$640
Advisor Class	$62	$198	$345	$774
If you do not sell your shares:
Class C	$164	$510	$880	$1,922

3

VIII.       The following is added to the bottom of the “Fund Summary – Franklin Convertible Securities Fund – Performance – Class A Total Returns” bar chart on page 15 of the prospectus:

As of March 31, 2017, the Fund’s year-to-date return was 6.38%.

IX.        The following is added to the “Fund Summaries – Franklin Convertible Securities Fund – Performance – Average Annual Total Returns” table on page 16 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Convertible Securities Fund - Class T	5.07%	9.06%	5.49%

X.         The following replaces the first paragraph under the “Fund Summaries – Franklin Convertible Securities Fund – Performance – Average Annual Total Returns” table on page 16 of the prospectus:

Historical performance Class T shares and Advisor Class shares prior to their inception is based on the performance of Class A shares. Class T shares and Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XI.        In the “Fund Summaries – Franklin Convertible Securities Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 17 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account — Choosing a Share Class — Qualified Investors — Class R6” and “— Advisor Class” in the Fund’s prospectus. There is no minimum investment for subsequent purchases.

XII.       The first table of the “Your Account – Choosing a Share Class” section on page 104 is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
Initial sales charge 5.75% (Balanced Fund, Convertible Fund and Equity Income Fund) and 4.25% (Real Return Fund) or less.	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge (Balanced and Equity Income Fund only)	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% or 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Franklin Balanced Fund and the Franklin Convertible Securities Fund began offering Class T shares on June 12, 2017.

XIII.       The heading “Class A, T, C & R” is added before the “Your Account – Choosing a Share Class – Sales Charges – Class A” heading on page 105.

XIV.      The following is added to the “Your Account - Choosing a Share Class” section beginning on page 104:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

4

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

XV.       The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 110 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

XVI.      The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 113 is replaced with “Minimum Investments – Class A, T, C & R.”

XVII.     The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 121 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XVIII.    The “Your Account – Account Policies – Calculating Share Price – Class A & C” section heading on page 125 is replaced with “Class A, T & C.”

XIX.      The “Your Account – Account Policies – Dealer Compensation – Class A & C ” section heading on page 132 is replaced with “Class A, T, C, & R” and the table relating to the Funds on page 133 is replaced with the following:

Balanced Fund (Class A, T, C and R)

Equity Income Fund (Class A, C and R Only)

Convertible Fund (Class A, T and C Only)

	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $50,000	5.00	2.50	--	--
$50,000 but under $100,000	3.75	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 1.00	1.00	--	--
12b-1 fee to dealer	0.25[2,3]	0.25	1.00[4]	0.50

Please keep this supplement with your prospectus for future reference.

5

FIST2 P1 06/17

SUPPLEMENT DATED JUNE 9, 2017

TO THE PROSPECTUS DATED MARCH 1, 2017

OF

EACH OF THE LISTED FUNDS

Franklin InvesTOrs Securities Trust

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Total Return Fund

The prospectus is amended as follows:

I.          The Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund and Franklin Total Return Fund (each, a “Fund” and together, the “Funds”) will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Franklin Floating Rate Daily Access Fund and Franklin Low Duration Total Return Fund will offer five classes of shares, Class A, Class T, Class C, Class R6 and Advisor Class shares; and the Franklin Total Return Fund Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The Fund’s classes on the cover of the prospectus are replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin Floating Rate Daily Access Fund	FAFRX	Pending	FCFRX	—	FFRDX	FDAAX
Franklin Low Duration Total Return Fund	FLDAX	Pending	FLDCX	—	FLRRX	FLDZX
Franklin Total Return Fund	FKBAX	Pending	FCTLX	FTRRX	FRERX	FBDAX

III.         The following replaces the “Fund Summaries – Franklin Floating Rate Daily Access Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 11:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 135 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 83 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%	2.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None

1.  The Fund began offering Class T shares on June 12, 2017.

2.  There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R6	Advisor Class
Management fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and service (12b-1) fees	0.25%	0.25%	0.65%	None	None
Other expenses[1]	0.12%	0.12%	0.12%	0.02%	0.12%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[2]	0.89%	0.89%	1.29%	0.54%	0.64%
Fee waiver and/or expense reimbursement[3]	-0.02%	-0.02%	-0.02%	-0.02%	-0.02%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.87%	0.87%	1.27%	0.52%	0.62%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed in advance to reduce (waive) its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12‑month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$312	$501	$705	$1,296
Class T	$337	$525	$729	$1,318
Class C	$229	$407	$706	$1,556
Class R6	$53	$171	$300	$676
Advisor Class	$63	$203	$355	$797
If you do not sell your shares:
Class C	$129	$407	$706	$1,556

IV.        The following is added to the bottom of the “Fund Summary – Franklin Floating Rate Daily Access Fund – Performance – Class A Total Returns” bar chart on page 18 of the prospectus:

As of March 31, 2017, the Fund’s year-to-date return was 0.70%.

V.         The following is added to the “Fund Summaries – Franklin Floating Rate Daily Access Fund – Performance – Average Annual Total Returns” table on page 18 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Floating Rate Daily Access Fund - Class T	8.87%	3.86%	3.01%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

VI.        In the “Fund Summaries – Franklin Floating Rate Daily Access Fund” section, the paragraph under “Purchase and Sale of Fund Shares” beginning on page 19 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632‑2301. For Class A, T and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account — Choosing a Share Class — Qualified Investors — Class R6” and “— Advisor Class” in the Fund’s prospectus. There is no minimum investment for subsequent purchases.

VII.       The following replaces the “Fund Summaries – Franklin Low Duration Total Return Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 21:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 135 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 83 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%	2.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R6	Advisor Class
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	0.25%	0.65%	None	None
Other expenses[1]	0.20%	0.20%	0.20%	0.03%	0.20%
Acquired fund fees and expenses[2]	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses[2]	0.97%	0.97%	1.37%	0.55%	0.72%
Fee waiver and/or expense reimbursement[3]	-0.15%	-0.15%	-0.15%	-0.15%	-0.15%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.82%	0.82%	1.22%	0.40%	0.57%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Management has contractually agreed to waive or assume certain expenses so that common expenses (excluding the Rule 12b‑1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.55% for the next 12-month period. Management also has contractually agreed in advance to reduce (waive) its fees as a result of the Fund’s investments in Franklin Templeton affiliated funds (acquired funds) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$307	$512	$735	$1,376
Class T	$332	$537	$759	$1,398
Class C	$224	$419	$736	$1,635
Class R6	$41	$161	$292	$675
Advisor Class	$58	$215	$386	$881
If you do not sell your shares:
Class C	$124	$419	$736	$1,635

VIII.       The following is added to the bottom of the “Fund Summary – Franklin Low Duration Total Return Fund – Performance – Class A Total Returns” bar chart on page 29 of the prospectus:

As of March 31, 2017, the Fund’s year-to-date return was 0.76%.

IX.        The following is added to the “Fund Summaries – Franklin Low Duration Total Return Fund – Performance – Average Annual Total Returns” table on page 29 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Low Duration Total Return Fund - Class T	0.10%	1.15%	2.73%

X.         The following replaces the first paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Low Duration Total Return Fund – Performance” section on page 29 of the prospectus:

Historical performance for Class T and Class C shares prior to their inception is based on the performance of Class A shares.  Class T and Class C performance has been adjusted to reflect differences in sales charges and 12b-1 expenses (Class C only) between classes.

XI.        In the “Fund Summaries- Franklin Low Duration Total Return Fund” section, the paragraph under “Purchase and Sale of Fund Shares” beginning on page 30 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632‑2301. For Class A, T and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account — Choosing a Share Class — Qualified Investors — Class R6” and “— Advisor Class” in the Fund’s prospectus. There is no minimum investment for subsequent purchases.

XII.       The following replaces the “Fund Summaries – Franklin Total Return Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 32:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 135 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 83 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.25%	0.65%	0.50%	None	None
Other expenses[1]	0.18%	0.18%	0.18%	0.18%	0.04%	0.18%
Acquired fund fees and expenses[2]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual Fund operating expenses[2]	0.93%	0.93%	1.33%	1.18%	0.54%	0.68%
Fee waiver and/or expense reimbursement[3]	-0.05%	-0.05%	-0.05%	-0.05%	-0.05%	-0.05%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.88%	0.88%	1.28%	1.13%	0.49%	0.63%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding the Rule 12b‑1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.63% for the next 12-month period. Management also has contractually agreed in advance to reduce (waive) its fees as a result of the Fund’s investments in Franklin Templeton affiliated funds (acquired funds) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$511	$704	$913	$1,517
Class T	$338	$534	$747	$1,362
Class C	$230	$417	$724	$1,600
Class R	$115	$370	$645	$1,430
Class R6	$50	$168	$297	$673
Advisor Class	$64	$213	$374	$843
If you do not sell your shares:
Class C	$130	$417	$724	$1,600

XIII.       The following is added to the bottom of the “Fund Summary – Franklin Total Return Fund – Performance – Class A Total Returns” bar chart on page 40 of the prospectus:

As of March 31, 2017, the Fund’s year-to-date return was 1.03%.

XIV.      The following is added to the “Fund Summaries – Franklin Total Return Fund – Performance – Average Annual Total Returns” table on page 41 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Total Return Fund - Class T	0.18%	2.31%	4.08%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

XV.       In the “Fund Summaries - Franklin Total Return Fund” section, the paragraph under “Purchase and Sale of Fund Shares” beginning on page 42 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account — Choosing a Share Class — Qualified Investors — Class R6” and “— Advisor Class” in the Fund’s prospectus. There is no minimum investment for subsequent purchases.

XVI.      The first table of the “Your Account – Choosing a Share Class” section on page 135 is replaced with the following:

Class A	Class A1	Class T	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 2.25% (Adjustable Fund, Floating Rate Daily Access Fund and Low Duration Fund), 4.25% (Total Return Fund) or less	Initial sales charge of 2.25% (Adjustable Fund only)	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge (Total Return Fund only)	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund and Franklin Total Return Fund began offering Class T shares on June 12, 2017.

XVII.     The “Your Account – Choosing a Share Class – Class A, A1, C & R” section heading on page 136 is replaced with “Choosing a Share Class – Class A, A1, T, C & R.”

XVIII.    The following is added to the “Your Account - Choosing a Share Class” section beginning on page 135:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

XIX.      The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 141 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

XX.       The “Your Account – Buying Shares – Minimum Investments – Class A, A1, C & R” section heading on page 145 is replaced with “Minimum Investments – Class A, A1, T, C & R.”

XXI.      The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 153 is replaced with the following:

Class A, A1, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, A1, T, C & R — Sales Charges - Class T."

XXII.     The “Your Account – Account Policies – Calculating Share Price – Class A, A1 & C” section heading on page 157 is replaced with “Class A, A1, T & C.”

XXIII.    The “Your Account – Account Policies – Dealer Compensation – Class A, A1, C & R ” section heading on page 164 is replaced with “Class A, A1, T, C, & R” and the tables relating to the Funds beginning on page 165 are replaced with the following:

Floating Rate Daily Access Fund

	Class A	Class T	Class C
Commission (%)	--	--	1.00[1]
Investment under $100,000	2.00	2.50	--
$100,000 but under $250,000	1.50	2.50	--
$250,000 but under $500,000	1.00	2.00	--
$500,000 but under $1 million	0.85	1.50	--
$1 million or more	up to 0.75	1.00	--
12b-1 fee to dealer	0.25[2]	0.25	0.65[3]

Low Duration Total Return Fund

	Class A	Class T	Class C
Commission (%)	--	--	1.00[1]
Investment under $100,000	2.00	2.50	--
$100,000 but under $250,000	1.50	2.50	--
$250,000 but under $500,000	1.00	2.00	--
$500,000 but under $1 million	0.85	1.50	--
$1 million or more	up to 0.75	1.00	--
12b-1 fee to dealer	0.25[2]	0.25	0.65[3]

Total Return Fund

	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $100,000	4.00	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under 1$ million	1.60	1.50	--	--
$1 million or more	up to 0.75	1.00	--	--
12b- 1 fee to dealer	0.25[2]	0.25	0.65[3]	0.50

Please keep this supplement with your prospectus for future reference.

FIST1 SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2017

OF

EACH OF THE LISTED FUNDS

FRANKLIN INVESTORS SECURITIES TRUST

Franklin Balanced Fund

Franklin Convertible Securities Fund

The statement of additional information (SAI) is amended as follows:

I.          The Franklin Balanced Fund and Franklin Convertible Securities Fund (each, a “Fund” and together, the “Funds”) will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Franklin Balanced Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6, and Advisor Class shares and the Franklin Convertible Securities Fund will offer five classes of shares, Class A, Class T, Class C, Class R6, and Advisor Class shares.

II.          The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin Balanced Fund	FBLAX	Pending	FBMCX	Pending	FBFRX	FBFZX
Franklin Convertible Securities Fund	FISCX	Pending	FROTX	—	FCSKX	FCSZX

III.         The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 75:

Effective on June 12, 2017, the Fund also began offering Class T shares.  The full title of the Class T shares of the Fund is:

•         Franklin Balanced Fund - Class T

•         Franklin Convertible Securities Fund - Class T

IV.        The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 76 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Balanced Fund
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	A	64.10
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	C	19.08
WFCS LLC* 2801 Market St St. Louis, MO 63103-2523	C	10.79
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	8.55
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr E Jacksonville, FL 32246-6486	C	6.08
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	5.92
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	5.27
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr Fl 3 Jersey City, NJ 07311-1114	C	5.14
Alerus Financial FBO Memorial Group Inc. Money Purchase Pension Plan PO Box 64535 St. Paul, MN 55164-0535	R	34.39
Alerus Financial FBO Memorial Group Inc. 403 B Plan PO Box 64535 St. Paul, MN 55164-0535	R	11.87
DCGT* Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R	8.85
Ascensus Trust Company FBO Rol USA Inc. 401 K Plan 221505 PO Box 10758 Fargo, ND 58106	R	6.85
Charles Schwab & Co* Attn: Mutual Funds 211 Main St San Francisco, CA 94105-1905	R6	33.58
State Street Bank and Trust as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St Boston, MA 02111-2901	R6	30.71
Mid Atlantic Trust Company FBO MATC Omnibus Div Reinvest LTCG – RE 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222	R6	28.50
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	Advisor	47.30
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 33246-6486	Advisor	9.98
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	5.98
Convertible Securities Fund
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	15.00
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310-1995	A	11.59
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	A	10.12
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1102	A	8.55
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	7.04
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 97H53 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	C	15.52
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1102	C	14.49
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr Fl 3 Jersey City, NJ 07311-1114	C	14.32
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	9.36
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	9.04
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	C	7.00
Fifth Third Bank TTEE FBO WFT – E - Valuator Moderate RM 5001 Kingsley Drive, Dept. 3385 Cincinnati, OH 45263	R6	36.26
Fifth Third Bank TTEE FBO WFT – E – Valuator Growth RMS Fd 5001 Kingsley Dr Dept 3385 Cincinnati, OH 45227-1114	R6	32.69
Fifth Third Bank TTEE FBO WFT – E – Valuator Conserv RMD Fd 5001 Kingsley Dr Dept 3385 Cincinnati, OH 45227-1114	R6	13.00
TD Ameritrade Trust Company* PO Box 17748 Denver, CO 80217-0748	R6	9.08
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	Advisor	33.95
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	13.28
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	10.07
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	Advisor	8.96
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr Fl 3 Jersey City, NJ 07311	Advisor	8.91

1

*       For the benefit of its customer(s).

V.         The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 78 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VI.        The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 79 is replaced with the following:

The maximum initial sales charge for Class A is 5.75% for the Balanced Fund, Convertible Fund and Equity Income Fund; and 4.25% for Real Return Fund. The maximum sales charge for Class T is 2.50%.  There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

2

VII.       “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” section heading on page 85 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

VIII.       Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 85 is replaced with “The Class A, T, C and R plans.”

IX.        The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 85:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

X.         The following paragraph is added under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 85:

The Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XI.        The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 87 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XII.       The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 87 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.       The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 88 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 89 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

FIST2 SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2017

OF

EACH OF THE LISTED FUNDS

FRANKLIN INVESTORS SECURITIES TRUST

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Total Return Fund

The statement of additional information (SAI) is amended as follows:

I.          The Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund and Franklin Total Return Fund (each, a “Fund” and together, the “Funds”) will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Franklin Floating Rate Daily Access Fund and Franklin Low Duration Total Return Fund will offer five classes of shares, Class A, Class T, Class C, Class R6 and Advisor Class shares; and the Franklin Total Return Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin Floating Rate Daily Access Fund	FAFRX	Pending	FCFRX	—	FFRDX	FDAAX
Franklin Low Duration Total Return Fund	FLDAX	Pending	FLDCX	—	FLRRX	FLDZX
Franklin Total Return Fund	FKBAX	Pending	FCTLX	FTRRX	FRERX	FBDAX

III.         The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 81:

Effective on June 12, 2017, the Fund also began offering Class T shares.  The full title of the Class T shares of the Fund is:

•         Franklin Floating Rate Daily Access Fund - Class T

•         Franklin Low Duration Total Return Fund - Class T

•         Franklin Total Return Fund - Class T

IV.        The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 81 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Floating Rate Daily Access Fund
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr. 499 Washington Blvd. Jersey City, NJ 07310-1995	A	16.45
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	A	14.24
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	13.69
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	A	6.93
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	14.40
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	10.66
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr. 499 Washington Blvd. Jersey City, NJ 07310-1995	C	7.27
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	C	6.71
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 9E7M7 4800 Deer Lake Dr. E Jacksonville, FL 32246-6484	C	6.34
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	C	5.87
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	5.67
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr. Fl. 3 Jersey City, NJ 07311-1114	C	5.64
FT Conservative Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	38.37
FT Moderate Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	35.69
Franklin Templeton 2015 Ret Target Fund F/T Fund Allocator Series c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	13.74
FT Growth Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	7.47
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr. E Jacksonville, FL 32246-6484	Advisor	32.42
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr. 499 Washington Blvd. Jersey City, NJ 07310-1995	Advisor	27.97
SEI Private Trust Company c/o Harris Bank ID 940 1 Freedom Valley Dr. Oaks, PA 19456-9989	Advisor	14.27
Low Duration Total Return Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	52.89
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr. E Jacksonville, FL 33246-6484	A	13.43
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.95
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	25.28
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Dr. E Jacksonville, FL 32246-6484	C	18.97
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	10.76
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	7.37
FT Conservative Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	40.40
FT Moderate Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	39.14
FT Growth Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	8.44
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	Advisor	34.35
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	21.44
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr. 499 Washington Blvd. Jersey City, NJ 07310-1995	Advisor	11.66
Charles Schwab & Co. Inc* Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	Advisor	5.33
Total Return Fund
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	A	71.78
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.73
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	26.94
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	11.85
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr. E Jacksonville, FL 32246-6486	C	7.42
Renaissance Charitable Foundation Inc. FBO FT Charitable Giving Fund Gregory W. Baker & Douglas W. Cox and Steven R Ko Trste 8910 Purdue Rd Ste. 555 Indianapolis, IN 46268-3161	C	6.85
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	6.00
Hartford Life Insurance Co Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	R	39.56
Massachusetts Mutual Life Ins Co MIP M200-Invst 1295 State St. Springfield, MA 01111-0001	R	10.37
Union Bank Tr Nominee FBO Forethought Variable Insurance Trust PO Box 85484 San Diego, CA 92186-5484	R6	61.81
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr. E Jacksonville, FL 32246-6484	R6	31.47
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	Advisor	32.95
Age 17-20 Years FT 529 College Savings Plan c/o Fund Accounting 300 SE 2nd St. Fl 8 Fort Lauderdale, FL 33301-1965	Advisor	8.47
Ellard Co. c/o Fiduciary Trust Co. Int’l PO Box 3199 Church St Station New York, NY 10008-3199	Advisor	8.43
Age 13-16 Years FT 529 College Savings Plan c/o Fund Accounting 300 SE 2nd St Fl 8 Fort Lauderdale, FL 33301-1965	Advisor	7.83
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	7.01

1

*       For the benefit of its customer(s).

V.         The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 83 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

2

VI.        The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 84 is replaced with the following:

The maximum initial sales charge for Class A and Class A1 is 2.25% for Floating Rate Daily Access Fund, Adjustable U.S. Government Fund, and Low Duration Fund and 4.25% for Total Return Fund - Class A. The maximum sales charge for Class T is 2.50%. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VII.       “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” section heading on page 90 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

VIII.       Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 90 is replaced with “The Class A, T, C and R plans.”

IX.        The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 90:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

X.         The following paragraph is added under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 90:

The Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XI.        The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 92 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XII.       The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 92 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.       The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 93 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 94 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

FRANKLIN INVESTORS SECURITIES TRUST
FILE NOS. 033-11444 & 811-04986

PART C
OTHER INFORMATION

Item 28. Exhibits.
The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Agreement and Declaration of Trust of Franklin Investors Securities Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2008

(ii)

Certificate of Amendment of Agreement and Declaration

of Trust of Franklin Investors Securities Trust dated October 21, 2008

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

(b)	By-Laws

(i)

By-Laws of Franklin Investors Securities Trust effective as of October 18, 2006

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2008

(c)	Instruments Defining Rights of Security Holders

(i)

Agreement and Declaration of Trust

(a)  Article III, Shares

(b)  Article V, Shareholders’ voting Powers and Meetings

(c)  Article VI, Net Asset Value; Distributions; Redemptions; Transfer

(d)  Article VIII, Certain Transactions: Section 4

(e)  Article X, Miscellaneous: Section 4

	(ii)	By-Laws (a) Article II, Meetings of Shareholders (b) Article VI, Records and Reports: Section 1, 2 and 3 (c) Article VII, General Matters: Section 3, 4, 6 and 7 (d) Article VIII, Amendment: Section 1

	(iii)	Part B, Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(ii)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Balanced Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(iii)

Investment Management Agreement dated March 1, 2008 between the Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

(iv)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(v)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Low Duration Total Return Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(vi)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Real Return Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(vii)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Total Return Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(viii)

Amended and Restated Subadvisory Agreement dated June 27, 2008 and amended as of May 1, 2013 and November 1, 2014 on behalf of Franklin Total Return Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional LLC

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2015

(e)	Underwriting Contracts

(i)

Distribution Agreement dated January 1, 2011 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 25, 2011

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated

May 1, 2010

Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 25, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: November 27, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of The New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 29, 1998

(iv)

Amendment dated January 27, 2017 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2017

(v)

Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(vi)

Amendment dated January 27, 2017, to Schedule 1 of the Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of The New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2017

(vii)

Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(viii)

Amendment dated January 27, 2017, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2017

(ix)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2015

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: November 27, 1996

(xi)

Amendment dated January 27, 2017, to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2017

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Limited Maturity U.S. Government Securities Fund

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2015

(ii)

Subcontract for Fund Administrative Services dated May 1, 2013 and amended as of May 1, 2014  between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Adjustable U.S. Government Securities Fund, Franklin Balanced Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Real Return Fund and Franklin Total Return Fund

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2015

(iii)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated June 1, 2014

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2015

(i)	Legal Opinion

	(i)	Legal Opinion dated February 25, 2008 Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2008

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)

Letter of Understanding relating to Franklin Equity Income Fund - Class C dated April 12, 1995

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: April 24, 1995

(ii)

Letter of Understanding relating to Franklin Total Return Fund dated July 24, 1998

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 29, 1998

(iii)

Letter of Understanding relating to Franklin Floating Rate Daily Access Fund dated April 30, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(iv)

Letter of Understanding relating to Franklin Real Return Fund dated November 17, 2004

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2004

(v)

Letter of Understanding relating to Franklin Low Duration Total Return Fund dated November 17, 2004

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2004

(m)	Rule 12b-1 Plan

(i)

Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2015

(ii)

Amended and Restated Class A Distribution Plan  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(iii)

Amended and Restated Class A Distribution Plan  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Balanced Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(viii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Real Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(ix)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(x)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(xi)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Balanced Fund and Franklin Real Return Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to

Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(xii)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund and Franklin/Templeton Distributors, Inc., dated October 1, 2012

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 27, 2012

(xiii)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Balanced Fund, Franklin Equity Income Fund and Franklin Total Return Fund, and Franklin Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

	(xiv)	Form of Distribution Plan – Class T pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Total Return Fund

	(xv)	Form of Distribution Plan – Class T pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Balanced Fund

	(xvi)	Form of Distribution Plan – Class T pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund

	(xvii)	Form of Distribution Plan – Class T pursuant to Rule 12b-1 between the Registrant, on behalf Franklin Floating Rate Daily Access Fund

	(xviii)	Form of Distribution Plan – Class T pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund

(n)	Rule 18f-3 Plan

(i)

Amended and Restated Multiple Class Plan dated December 5, 2013 on behalf of Franklin Adjustable U.S. Government Securities Fund

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2015

(ii)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Equity Income Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(iii)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Real Return Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(iv)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Total Return Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

	(v)	Form of Amended Multiple Class Plan on behalf of Franklin Balanced Fund

	(vi)	Form of Amended Multiple Class Plan on behalf of Franklin Convertible Securities Fund

	(vii)	Form of Amended Multiple Class Plan on behalf of Franklin Floating Rate Daily Access Fund

	(viii)	Form of Amended Multiple Class Plan on behalf of Franklin Low Duration Total Return Fund

	(ix)	Form of Amended Multiple Class Plan on behalf of and Franklin Total Return Fund

(p)	Code of Ethics

	(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2015

(q)	Power of Attorney

	(i)	Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 18, 2013

	(ii)	Power of Attorney dated October 1, 2014 – Mary C. Choksi Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2015

ITEM 29.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None

ITEM 30.    INDEMNIFICATION

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Franklin Advisers, Inc. (Advisers)

The officers and directors of the Advisers the Registrant’s investment manager, also serve as officers and/or directors or trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and trustees during the past two years.

(b) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly-owned subsidiary of Resources, serves as sub-advisor for one series of the Trust. The officers of FT Institutional also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

ITEM 32.    PRINCIPAL UNDERWRITERS

(a)   Franklin Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Managed Trust
Franklin Mutual Series Funds
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)   The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-5889).

(c)   Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 33.    LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA  94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

ITEM 34.    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35.    UNDERTAKINGS

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of May, 2017.

FRANKLIN INVESTORS SECURITIES TRUST

(Registrant)

By: /s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON* Edward B. Jamieson	President and Chief Executive Officer-Investment Management Dated: May 26, 2017

LAURA F. FERGERSON*	Chief Executive Officer-Finance
Laura F. Fergerson	and Administration Dated: May 26, 2017

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: May 26, 2017

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: May 26, 2017

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: May 26, 2017

EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: May 26, 2017

GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: May 26, 2017

RUPERT H. JOHNSON, JR.* Rupert H. Johnson, Jr.	Trustee Dated: May 26, 2017

J. MICHAEL LUTTIG * J. Michael Luttig	Trustee Dated: May 26, 2017

LARRY D. THOMPSON* Larry D. Thompson	Trustee Dated: May 26, 2017

JOHN B. WILSON* John B. Wilson	Trustee Dated: May 26, 2017

*By /s/Karen L. Skidmore

Karen L. Skidmore

Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

FRANKLIN INVESTORS SECURITIES TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99.(m)(xiv)	Form of Distribution Plan – Class T pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Total Return Fund

EX-99.(m)(xv)	Form of Distribution Plan – Class T pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Balanced Fund

EX-99.(m)(xvi)	Form of Distribution Plan – Class T pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund

EX-99.(m)(xvii)	Form of Distribution Plan – Class T pursuant to Rule 12b-1 between the Registrant, on behalf Franklin Floating Rate Daily Access Fund

EX-99.(m)(xviii)	Form of Distribution Plan – Class T pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund

EX-99.(n)(v)	Form of Amended Multiple Class Plan on behalf of Franklin Balanced Fund

EX-99.(n)(vi)	Form of Amended Multiple Class Plan on behalf of Franklin Convertible Securities Fund

EX-99.(n)(vii)	Form of Amended Multiple Class Plan on behalf of Franklin Floating Rate Daily Access Fund

EX-99.(n)(viii)	Form of Amended Multiple Class Plan on behalf of Franklin Low Duration Total Return Fund

EX-99.(n)(ix)	Form of Amended Multiple Class Plan on behalf of and Franklin Total Return Fund